Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 3,786	$ 2,690
Change through equity	(174)	(22)
Change through profit or loss	354	1,501
Exchange rate differences	36	(4)
Acquisitions/ disposals		(379)
Net deferred asset (liability) at ending of period	4,002	3,786
Deferred tax assets and liabilities [abstract]
Deferred tax assets	4,486	4,328	$ 3,116
Deferred tax liabilities	(484)	(542)	$ (426)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(158)	(321)
Change through equity	(93)	164
Change through profit or loss	9	(1)
Exchange rate differences	15
Net deferred asset (liability) at ending of period	(227)	(158)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,394	1,174
Change through equity		4
Change through profit or loss	150	217
Exchange rate differences	2	(1)
Net deferred asset (liability) at ending of period	1,546	1,394
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	2,167	1,522
Change through equity	36	12
Change through profit or loss	243	614
Exchange rate differences	34	19
Net deferred asset (liability) at ending of period	2,480	2,167
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	43	23
Change through profit or loss	22	16
Exchange rate differences	1
Acquisitions/ disposals		4
Net deferred asset (liability) at ending of period	66	43
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	331	261
Change through profit or loss	20	71
Exchange rate differences	2	(1)
Net deferred asset (liability) at ending of period	353	331
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,318	651
Change through equity	8	4
Change through profit or loss	(433)	641
Exchange rate differences	7	2
Acquisitions/ disposals		20
Net deferred asset (liability) at ending of period	900	1,318
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(1,476)	(967)
Change through profit or loss	182	136
Exchange rate differences	(26)	(22)
Acquisitions/ disposals		(623)
Net deferred asset (liability) at ending of period	(1,320)	(1,476)
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(463)	(333)
Change through equity	(127)	(206)
Change through profit or loss	33	20
Exchange rate differences	(1)	(1)
Acquisitions/ disposals		57
Net deferred asset (liability) at ending of period	(558)	(463)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	630	680
Change through equity	2
Change through profit or loss	128	(213)
Exchange rate differences	2
Acquisitions/ disposals		163
Net deferred asset (liability) at ending of period	$ 762	$ 630